FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. MLOA recognizes transfers between valuation levels at the beginning of the reporting period.

Fair Value Measurements
	Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2017
Assets:
Investments:
Fixed maturity securities, available-for-sale:
Public corporate	$—	$907	$—	$907
Private corporate	—	285	6	291
U.S. Treasury, government and agency	—	232	—	232
States and political subdivisions	—	5	—	5
Asset-backed	—	12	—	12
Redeemable preferred stock	4	—	—	4
Subtotal	4	1,441	6	1,451
Trading securities	1	—	—	1
Options	—	89	—	89
Cash equivalents	44	—	—	44
Separate Accounts assets	1,999	14	—	2,013
Total Assets	$2,048	$1,544	$6	$3,598

Liabilities:
Contingent payment arrangements	$—	$—	$4	$4
MSO and IUL indexed features’ liability	—	88	—	88
Total Liabilities	$—	$88	$4	$92

Fair Value Measurements
	Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2016
Assets:
Investments:
Fixed maturity securities, available-for-sale:
Public corporate	$—	$827	$—	$827
Private corporate	—	201	7	208
U.S. Treasury, government and agency	—	35	—	35
States and political subdivisions	—	6	—	6
Commercial mortgage-backed	—	—	24	24
Redeemable preferred stock	9	—	—	9
Subtotal	9	1,069	31	1,109
Trading securities	1	—	—	1
Options	—	56	—	56
Cash equivalents	109	—	—	109
Separate Accounts assets	1,732	14	—	1,746
Total Assets	$1,851	$1,139	$31	$3,021

Liabilities:
Contingent payment arrangements	$—	$—	$7	$7
MSO and IUL indexed features’ liability	—	53	—	53
Total Liabilities	$—	$53	$7	$60

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively.

Level 3 Instruments
Fair Value Measurements
	Corporate	Commercial Mortgage- backed	Contingent Payment Arrangement
	(in millions)
Balance, January 1, 2017	$7	$24	$7
Total gains (losses), realized and unrealized included in:
Income (loss) as:
Investment gains (losses), net	—	1	—
Other comprehensive income (loss)	—	—	—
Purchases	—	—	—
Sales	(1)	(25)	—
Change in estimate	—	—	(3)
Balance, December 31, 2017	$6	$—	$4

Balance, January 1, 2016	$8	$31	$—
Total gains (losses), realized and unrealized included in:
Income (loss) as:
Investment gains (losses), net	—	(4)	—
Other comprehensive income (loss)	—	1	—
Purchases	—	—	7
Sales	(1)	(4)	—
Balance, December 31, 2016	$7	$24	$7

Balance, January 1, 2015	$8	$26	$—
Total gains (losses), realized and unrealized included in:
Income (loss) as:
Investment gains (losses), net	—	(2)	—
Other comprehensive income (loss)	—	8	—
Sales	(1)	(1)	—
Transfers into Level 3(1)	1	—	—
Balance, December 31, 2015	$8	$31	$—

(1)	Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

Fair Value Assets Unrealized Gains Losses By Category For Level 3 Assets And Liabilities Still Held
The table below details changes in unrealized gains (losses) for 2017, 2016 and 2015 by category for Level 3 assets still held at December 31, 2017, 2016 and 2015, respectively.

OCI
(in millions)
Held as of December 31, 2017:
Change in unrealized gains (losses):
Fixed maturity securities, available-for-sale:
Commercial mortgage-backed	$—
Total	$—

Held as of December 31, 2016:
Change in unrealized gains (losses):
Fixed maturity securities, available-for-sale:
Commercial mortgage-backed	$1
Total	$1

Held as of December 31, 2015:
Change in unrealized gains (losses):
Fixed maturity securities, available-for-sale:
Corporate	$(1)
Commercial mortgage-backed	8
Total	$7

Fair Value Disclosure Financial Instruments Not Carried At Fair Value
The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2017
Mortgage loans on real estate	$17	$—	$—	$17	$17
Policy Loans	185	—	—	224	224
Policyholders liabilities: Investment contracts	153	—	—	156	156

December 31, 2016
Mortgage loans on real estate	$17	$—	$—	$16	$16
Policy Loans	176	—	—	210	210
Policyholders liabilities: Investment contracts	168	—	—	170	170